Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 28	$ 32	$ 39
Variable interest entities - current assets	206	97	49
Variable interest entities - property, investments and other assets	664	408	168
Variable interest entities - current liabilities	234	86	51
Variable interest entities - liabilities	$ 922	$ 583	$ 485
Preferred stock, par value (per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	3,000,000,000	3,000,000,000	3,000,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value (per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized shares	30,000,000,000	30,000,000,000	9,205,128,000
Common stock, issued shares	984,617,365	984,615,364	920,512,800	[1]
Common stock, outstanding shares	984,617,365	984,615,364	920,512,800	[1]

[1]	Common stock shares issued and outstanding as of December 31, 2012 have been adjusted for a 9,205,128-for-1 stock split, which occurred on December 17, 2013.